5. EXPLORATION AND EVALUATION ASSETS (Details)	Sep. 30, 2020 CAD ($)
Others - East Walker
Accumulated expense on advancing property	$ 27,056
Canada, Haldane
Accumulated expense on advancing property	1,627,078
Canada, KRL
Accumulated expense on advancing property	257,487
Canada, Others
Accumulated expense on advancing property	1,201,588
Peru, Yanac
Accumulated expense on advancing property	$ 424,821